DEBT FACILITIES	12 Months Ended
Mar. 31, 2025
Debt and Financing Obligations [Abstract]
DEBT FACILITIES	DEBT FACILITIES
Long-term debt, net of transaction costs is as follows:

			Repayment		2025		2024
Notional amount			period	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	792.0	2025-2034	$20.0	$1,114.7	$190.5	$1,068.8
Canadian dollar, Series 1, fixed rate - 5.54%		$400.0	2028	—	398.1	—	397.5
Canadian dollar, fixed rate - 4.15%		$8.6	2025-2027	2.9	5.7	12.9	8.6
Term loans
U.S. dollar, variable rate	US$	325.0	2025-2026	178.7	288.3	—	168.9
Canadian dollar, variable rate		$18.3	2025-2028	5.6	12.6	5.6	18.3
Other			2025-2026	33.5	—	14.3	32.8
Lease liabilities
U.S. dollar			2025-2071	92.0	432.0	30.2	368.2
Other			2025-2054	29.1	239.0	25.0	128.5
R&D obligations
Canadian dollar			2025-2048	37.2	581.0	30.4	543.8
Revolving credit facilities
U.S. dollar, variable rate				—	—	—	—
Canadian dollar, variable rate				—	—	—	30.0
Total long-term debt				$399.0	$3,071.4	$308.9	$2,765.4

Revolving credit facility extension
In September 2024, the Company extended the maturity date of its US$1.0 billion unsecured revolving credit facility until September 2028.

Term loan
In December 2024, the Company entered into an unsecured term loan agreement with a syndicated group of banks amounting to US$200.0 million maturing in June 2026, bearing interest at a variable rate.

Unsecured senior notes
In December 2024, the Company repaid unsecured senior notes of US$127.0 million.
Information on the change in long-term debt for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facility	Total
Net book value as at March 31, 2023	$1,300.7	$564.4	$455.9	$496.1	$433.0	$3,250.1
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	(396.7)	(396.7)
Proceeds from long-term debt	397.1	—	—	36.4	—	433.5
Repayment of long-term debt	(21.7)	(324.0)	—	(24.7)	—	(370.4)
Repayment of lease liabilities	—	—	(69.5)	—	—	(69.5)
Total changes from financing cash flows	$375.4	$(324.0)	$(69.5)	$11.7	$(396.7)	$(403.1)
Non-cash changes
Foreign currency exchange differences	1.2	(1.3)	0.5	—	(6.3)	(5.9)
Additions and remeasurements of lease liabilities	—	—	177.2	—	—	177.2
Disposal of discontinued operations (Note 3)	—	—	(12.2)	—	—	(12.2)
Accretion	—	—	—	27.9	—	27.9
Transfer from royalty obligations (Note 3)	—	—	—	36.9	—	36.9
Other	1.0	0.8	—	1.6	—	3.4
Total non-cash changes	$2.2	$(0.5)	$165.5	$66.4	$(6.3)	$227.3
Net book value as at March 31, 2024	$1,678.3	$239.9	$551.9	$574.2	$30.0	$3,074.3
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	(45.0)	(45.0)
Proceeds from long-term debt	—	285.8	—	45.7	—	331.5
Repayment of long-term debt	(216.1)	(72.6)	—	(32.6)	—	(321.3)
Repayment of lease liabilities	—	—	(59.9)	—	—	(59.9)
Total changes from financing cash flows	$(216.1)	$213.2	$(59.9)	$13.1	$(45.0)	$(94.7)
Non-cash changes
Business combinations (Note 2)	—	48.5	110.0	—	—	158.5
Foreign currency exchange differences	78.1	16.3	36.7	—	15.0	146.1
Additions and remeasurements of lease liabilities	—	—	153.4	—	—	153.4
Accretion	—	—	—	32.5	—	32.5
Other	1.1	0.8	—	(1.6)	—	0.3
Total non-cash changes	$79.2	$65.6	$300.1	$30.9	$15.0	$490.8
Net book value as at March 31, 2025	$1,541.4	$518.7	$792.1	$618.2	$—	$3,470.4
The Company's unsecured senior notes, term loans and revolving credit facility include standard events of default and covenant provisions whereby accelerated repayment and/or termination of the agreements may result if the Company were to default on payment or violate certain covenants. As at March 31, 2025, the Company is in compliance with all of its financial covenants, as amended from time to time.